Balances and Transactions with Interested and Related Parties (Details) - Schedule of transactions with interested and related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balances and Transactions with Interested and Related Parties (Details) - Schedule of transactions with interested and related parties [Line Items]
General and administrative expenses	$ 9,456	$ 3,880	$ 153
Total	9,456	4,039	153
Cost of sales		143
Sales and marketing expenses		16
Controlling shareholder [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of transactions with interested and related parties [Line Items]
General and administrative expenses	5,012	2,076	153
Total	5,012	2,076	153
Cost of sales
Sales and marketing expenses
Key management personnel [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of transactions with interested and related parties [Line Items]
General and administrative expenses	4,132	1,503
Total	4,132	1,662
Cost of sales		143
Sales and marketing expenses		16
Other interested and related parties [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of transactions with interested and related parties [Line Items]
General and administrative expenses	312	301
Total	$ 312	301
Cost of sales
Sales and marketing expenses